Earnings per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	(3,007,752)	(3,426,810)	(3,030,724)
Number of shares excluded from diluted shares outstanding (in shares)	509,677	152,314	36,666